Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001926314
Registrant Name	Ocean Capital Acquisition Corp
Registration File Number	333-282462
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES